PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 89.5%
Common Stocks — 50.1%
Aerospace & Defense — 0.8%
Axon Enterprise, Inc.*	2,100	$657,048
BAE Systems PLC (United Kingdom)	2,797	47,676
Boeing Co. (The)*	16,850	3,251,882
General Dynamics Corp.	6,800	1,920,932
Howmet Aerospace, Inc.	11,480	785,576
Huntington Ingalls Industries, Inc.	1,200	349,764
Kongsberg Gruppen ASA (Norway)	110	7,595
L3Harris Technologies, Inc.	5,570	1,186,967
Lockheed Martin Corp.	6,520	2,965,752
Melrose Industries PLC (United Kingdom)	6,609	56,116
MTU Aero Engines AG (Germany)	40	10,145
Northrop Grumman Corp.	4,222	2,020,903
Rheinmetall AG (Germany)	35	19,685
Rolls-Royce Holdings PLC (United Kingdom)*	27,807	149,612
RTX Corp.	39,055	3,809,034
Safran SA (France)	271	61,374
Singapore Technologies Engineering Ltd. (Singapore)	1,700	5,061
Textron, Inc.	6,100	585,173
TransDigm Group, Inc.	1,630	2,007,508
		19,897,803
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	3,600	274,104
Expeditors International of Washington, Inc.(a)	4,300	522,751
FedEx Corp.	6,780	1,964,437
United Parcel Service, Inc. (Class B Stock)	21,300	3,165,819
		5,927,111
Automobile Components — 0.0%
Aptiv PLC*	8,200	653,130
BorgWarner, Inc.	7,100	246,654
Denso Corp. (Japan)	1,600	30,643
Koito Manufacturing Co. Ltd. (Japan)	500	6,740
Sumitomo Electric Industries Ltd. (Japan)	600	9,297
		946,464
Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	1,030	118,840
Ford Motor Co.	114,885	1,525,673
General Motors Co.	34,000	1,541,900
Mazda Motor Corp. (Japan)	8,300	96,194
Stellantis NV	4,881	138,664
Subaru Corp. (Japan)	4,700	106,445
Tesla, Inc.*	81,620	14,347,980
Toyota Motor Corp. (Japan)	4,600	116,265
Volvo Car AB (Sweden) (Class B Stock)*	18,852	71,373
		18,063,334
	Shares	Value
Common Stocks (continued)
Banks — 1.7%
ABN AMRO Bank NV (Netherlands), 144A, CVA	393	$6,725
AIB Group PLC (Ireland)	1,368	6,945
Banco Bilbao Vizcaya Argentaria SA (Spain)	10,282	122,443
Banco Santander SA (Spain)	13,259	64,763
Bank of America Corp.	202,741	7,687,939
Barclays PLC (United Kingdom)	18,431	42,717
BOC Hong Kong Holdings Ltd. (China)	2,000	5,363
CaixaBank SA (Spain)	3,551	17,232
Citigroup, Inc.	56,035	3,543,653
Citizens Financial Group, Inc.	14,500	526,205
Comerica, Inc.	3,900	214,461
Commerzbank AG (Germany)	726	9,978
Commonwealth Bank of Australia (Australia)	206	16,159
Credit Agricole SA (France)	3,867	57,688
Danske Bank A/S (Denmark)	567	17,019
DNB Bank ASA (Norway)	764	15,186
Erste Group Bank AG (Austria)	865	38,551
Fifth Third Bancorp	20,021	744,981
HSBC Holdings PLC (United Kingdom)	18,775	146,761
Huntington Bancshares, Inc.	44,536	621,277
Intesa Sanpaolo SpA (Italy)	29,780	108,117
JPMorgan Chase & Co.	85,145	17,054,544
KeyCorp	29,100	460,071
M&T Bank Corp.	4,905	713,383
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,800	120,054
National Australia Bank Ltd. (Australia)	4,872	110,312
NatWest Group PLC (United Kingdom)	3,909	13,093
Nordea Bank Abp (Finland)	2,806	31,721
Oversea-Chinese Banking Corp. Ltd. (Singapore)	11,200	111,909
PNC Financial Services Group, Inc. (The)	11,733	1,896,053
Regions Financial Corp.(a)	28,203	593,391
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	1,195	16,189
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	300	6,464
Svenska Handelsbanken AB (Sweden) (Class A Stock)	716	7,239
Swedbank AB (Sweden) (Class A Stock)	708	14,052
Truist Financial Corp.	39,301	1,531,953
U.S. Bancorp	45,785	2,046,590
UniCredit SpA (Italy)	3,008	114,242
United Overseas Bank Ltd. (Singapore)	800	17,392
Wells Fargo & Co.	105,964	6,141,673
Westpac Banking Corp. (Australia)	2,850	48,473
		45,062,961
Beverages — 0.7%
Asahi Group Holdings Ltd. (Japan)	300	11,016
Brown-Forman Corp. (Class B Stock)	5,275	272,296
Coca-Cola Co. (The)	116,101	7,103,059
A1

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Coca-Cola Europacific Partners PLC (United Kingdom)	100	$6,995
Coca-Cola HBC AG (Italy)*	184	5,815
Constellation Brands, Inc. (Class A Stock)	4,740	1,288,142
Keurig Dr. Pepper, Inc.	31,200	956,904
Molson Coors Beverage Co. (Class B Stock)	5,600	376,600
Monster Beverage Corp.*	21,700	1,286,376
PepsiCo, Inc.	40,407	7,071,629
		18,378,832
Biotechnology — 1.0%
AbbVie, Inc.	52,001	9,469,382
Amgen, Inc.	15,737	4,474,344
Biogen, Inc.*	4,260	918,584
Gilead Sciences, Inc.	36,700	2,688,275
Incyte Corp.*	5,700	324,729
Moderna, Inc.*(a)	9,750	1,038,960
Regeneron Pharmaceuticals, Inc.*	3,100	2,983,719
Vertex Pharmaceuticals, Inc.*	7,600	3,176,876
		25,074,869
Broadline Retail — 1.9%
Amazon.com, Inc.*	269,200	48,558,296
eBay, Inc.	15,700	828,646
Etsy, Inc.*	3,700	254,264
Next PLC (United Kingdom)	156	18,184
Prosus NV (China)*	1,208	37,811
		49,697,201
Building Products — 0.3%
A.O. Smith Corp.	3,700	331,002
Allegion PLC	2,533	341,221
Builders FirstSource, Inc.*	3,600	750,780
Carrier Global Corp.	24,602	1,430,114
Cie de Saint-Gobain SA (France)	686	53,243
Johnson Controls International PLC	20,522	1,340,497
Masco Corp.	6,700	528,496
Trane Technologies PLC	6,700	2,011,340
		6,786,693
Capital Markets — 1.4%
3i Group PLC (United Kingdom)	2,726	96,657
Ameriprise Financial, Inc.	2,820	1,236,401
Amundi SA (France), 144A	78	5,358
Bank of New York Mellon Corp. (The)	22,358	1,288,268
BlackRock, Inc.	4,110	3,426,507
Blackstone, Inc.	21,200	2,785,044
Cboe Global Markets, Inc.	3,000	551,190
Charles Schwab Corp. (The)	43,850	3,172,109
CME Group, Inc.	10,500	2,260,545
Deutsche Bank AG (Germany)	5,834	91,887
Deutsche Boerse AG (Germany)	71	14,540
FactSet Research Systems, Inc.	1,000	454,390
Franklin Resources, Inc.(a)	8,700	244,557
Goldman Sachs Group, Inc. (The)	9,480	3,959,701
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Hargreaves Lansdown PLC (United Kingdom)	525	$4,873
Intercontinental Exchange, Inc.	16,855	2,316,383
Invesco Ltd.	14,300	237,237
MarketAxess Holdings, Inc.	1,020	223,635
Moody’s Corp.	4,650	1,827,589
Morgan Stanley	36,919	3,476,293
MSCI, Inc.	2,320	1,300,244
Nasdaq, Inc.	11,400	719,340
Northern Trust Corp.	6,000	533,520
Raymond James Financial, Inc.	5,750	738,415
S&P Global, Inc.	9,660	4,109,847
Singapore Exchange Ltd. (Singapore)	800	5,459
St. James’s Place PLC (United Kingdom)	1,029	6,037
State Street Corp.	8,900	688,148
T. Rowe Price Group, Inc.	6,800	829,056
UBS Group AG (Switzerland)	2,657	81,811
		36,685,041
Chemicals — 0.8%
Air Products & Chemicals, Inc.	6,500	1,574,755
Albemarle Corp.(a)	3,500	461,090
Arkema SA (France)	48	5,053
Celanese Corp.(a)	2,800	481,208
CF Industries Holdings, Inc.	5,500	457,655
Corteva, Inc.	20,647	1,190,713
Dow, Inc.	20,647	1,196,081
DuPont de Nemours, Inc.(a)	12,647	969,645
Eastman Chemical Co.	3,400	340,748
Ecolab, Inc.	7,600	1,754,840
FMC Corp.	4,000	254,800
Givaudan SA (Switzerland)	3	13,355
International Flavors & Fragrances, Inc.	7,600	653,524
Linde PLC	14,500	6,732,640
LyondellBasell Industries NV (Class A Stock)	7,700	787,556
Mitsubishi Chemical Group Corp. (Japan)	1,100	6,704
Mosaic Co. (The)	10,300	334,338
Nippon Sanso Holdings Corp. (Japan)	1,900	59,614
Nitto Denko Corp. (Japan)	100	9,144
Orica Ltd. (Australia)	460	5,471
PPG Industries, Inc.	7,100	1,028,790
Sherwin-Williams Co. (The)	6,950	2,413,944
Shin-Etsu Chemical Co. Ltd. (Japan)	500	21,931
Solvay SA (Belgium)	806	21,997
Syensqo SA (Belgium)*	142	13,455
Yara International ASA (Brazil)	122	3,869
		20,792,920
Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	3,822	40,223
Cintas Corp.	2,540	1,745,056
Copart, Inc.*	26,500	1,534,880
Republic Services, Inc.	6,365	1,218,516
Rollins, Inc.(a)	8,200	379,414
Veralto Corp.	6,333	561,484

A2

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Waste Management, Inc.	10,942	$2,332,287
		7,811,860
Communications Equipment — 0.4%
Arista Networks, Inc.*	7,400	2,145,852
Cisco Systems, Inc.	119,700	5,974,227
F5, Inc.*	1,700	322,303
Juniper Networks, Inc.	9,900	366,894
Motorola Solutions, Inc.	4,989	1,770,995
Nokia OYJ (Finland)	4,408	15,640
		10,595,911
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	174	7,287
Eiffage SA (France)	642	72,862
Quanta Services, Inc.	4,200	1,091,160
Vinci SA (France)	1,037	133,077
		1,304,386
Construction Materials — 0.1%
CRH PLC	576	49,714
Heidelberg Materials AG (Germany)	672	73,975
Holcim AG*	1,386	125,567
James Hardie Industries PLC, CDI*	360	14,470
Martin Marietta Materials, Inc.	1,820	1,117,371
Vulcan Materials Co.	3,800	1,037,096
		2,418,193
Consumer Finance — 0.3%
American Express Co.	16,800	3,825,192
Capital One Financial Corp.	11,161	1,661,761
Discover Financial Services	7,440	975,310
Synchrony Financial	12,572	542,105
		7,004,368
Consumer Staples Distribution & Retail — 0.9%
Carrefour SA (France)	431	7,393
Coles Group Ltd. (Australia)	1,152	12,717
Costco Wholesale Corp.	13,060	9,568,148
Dollar General Corp.	6,400	998,784
Dollar Tree, Inc.*	6,265	834,185
J Sainsbury PLC (United Kingdom)	1,371	4,681
Koninklijke Ahold Delhaize NV (Netherlands)	3,312	99,101
Kroger Co. (The)	19,492	1,113,578
Sysco Corp.	15,300	1,242,054
Target Corp.	13,560	2,402,968
Tesco PLC (United Kingdom)	5,446	20,398
Walgreens Boots Alliance, Inc.	22,300	483,687
Walmart, Inc.	126,100	7,587,437
		24,375,131
Containers & Packaging — 0.1%
Amcor PLC(a)	43,850	417,013
Avery Dennison Corp.	2,300	513,475
Ball Corp.	9,400	633,184
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
International Paper Co.	10,673	$416,460
Packaging Corp. of America	2,500	474,450
Smurfit Kappa Group PLC (Ireland)	216	9,849
Westrock Co.	7,744	382,941
		2,847,372
Distributors — 0.1%
Genuine Parts Co.	4,000	619,720
LKQ Corp.	7,900	421,939
Pool Corp.(a)	1,080	435,780
		1,477,439
Diversified REITs — 0.0%
GPT Group (The) (Australia)	1,408	4,190
Stockland (Australia)	1,757	5,552
		9,742
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	210,536	3,705,434
BT Group PLC (United Kingdom)	5,394	7,465
Deutsche Telekom AG (Germany)	2,648	64,279
HKT Trust & HKT Ltd. (Hong Kong), UTS	3,000	3,500
Koninklijke KPN NV (Netherlands)	17,877	66,867
Orange SA (France)	4,596	54,049
Telstra Group Ltd. (Australia)	3,256	8,190
Verizon Communications, Inc.	123,776	5,193,641
		9,103,425
Electric Utilities — 0.7%
Alliant Energy Corp.	8,100	408,240
American Electric Power Co., Inc.	15,660	1,348,326
Chubu Electric Power Co., Inc. (Japan)	3,400	44,459
Constellation Energy Corp.	9,404	1,738,329
Duke Energy Corp.	22,661	2,191,545
Edison International	11,300	799,249
Endesa SA (Spain)	4,128	76,539
Enel SpA (Italy)	6,077	40,117
Entergy Corp.	6,300	665,784
Evergy, Inc.	6,700	357,646
Eversource Energy	10,300	615,631
Exelon Corp.	29,813	1,120,074
FirstEnergy Corp.	15,156	585,325
Kansai Electric Power Co., Inc. (The) (Japan)	1,100	15,696
NextEra Energy, Inc.	60,400	3,860,164
NRG Energy, Inc.	7,000	473,830
PG&E Corp.	64,000	1,072,640
Pinnacle West Capital Corp.	3,700	276,501
PPL Corp.	22,400	616,672
Southern Co. (The)	32,100	2,302,854
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	4,000	24,313
Xcel Energy, Inc.	16,510	887,413
		19,521,347

A3

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	3,309	$153,506
AMETEK, Inc.	6,900	1,262,010
Eaton Corp. PLC	11,737	3,669,925
Emerson Electric Co.	17,300	1,962,166
Generac Holdings, Inc.*	1,900	239,666
Hubbell, Inc.	1,600	664,080
Legrand SA (France)	210	22,238
Rockwell Automation, Inc.	3,300	961,389
		8,934,980
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	17,600	2,030,160
CDW Corp.	4,050	1,035,909
Corning, Inc.	22,600	744,896
Jabil, Inc.	3,700	495,615
Keysight Technologies, Inc.*	5,100	797,538
Shimadzu Corp. (Japan)	1,700	47,352
TE Connectivity Ltd.	9,100	1,321,684
Teledyne Technologies, Inc.*	1,360	583,875
Trimble, Inc.*	7,400	476,264
Yokogawa Electric Corp. (Japan)	1,200	27,635
Zebra Technologies Corp. (Class A Stock)*	1,370	412,973
		7,973,901
Energy Equipment & Services — 0.2%
Baker Hughes Co.	30,098	1,008,283
Halliburton Co.	26,200	1,032,804
Schlumberger NV	42,024	2,303,335
		4,344,422
Entertainment — 0.7%
Bollore SE (France)	800	5,345
Capcom Co. Ltd. (Japan)	400	7,494
Electronic Arts, Inc.	7,300	968,491
Konami Group Corp. (Japan)	100	6,812
Live Nation Entertainment, Inc.*	4,100	433,657
Netflix, Inc.*	12,750	7,743,457
Nintendo Co. Ltd. (Japan)	800	43,652
Take-Two Interactive Software, Inc.*	4,800	712,752
Walt Disney Co. (The)	53,982	6,605,238
Warner Bros Discovery, Inc.*	68,276	596,049
		17,122,947
Financial Services — 2.1%
Adyen NV (Netherlands), 144A*	27	45,607
Berkshire Hathaway, Inc. (Class B Stock)*	53,755	22,605,053
Corpay, Inc.*	2,100	647,934
EXOR NV (Netherlands)	78	8,680
Fidelity National Information Services, Inc.	17,400	1,290,732
Fiserv, Inc.*(a)	18,000	2,876,760
Global Payments, Inc.	7,877	1,052,840
Investor AB (Sweden) (Class B Stock)	4,088	102,586
Jack Henry & Associates, Inc.	2,100	364,833
M&G PLC (United Kingdom)	1,919	5,341
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Mastercard, Inc. (Class A Stock)	24,250	$11,678,072
ORIX Corp. (Japan)	1,000	21,872
PayPal Holdings, Inc.*	31,500	2,110,185
Visa, Inc. (Class A Stock)(a)	46,600	13,005,128
		55,815,623
Food Products — 0.4%
Archer-Daniels-Midland Co.	15,726	987,750
Associated British Foods PLC (United Kingdom)	198	6,247
Bunge Global SA(a)	4,200	430,584
Campbell Soup Co.(a)	6,400	284,480
Conagra Brands, Inc.	14,500	429,780
General Mills, Inc.	16,700	1,168,499
Hershey Co. (The)	4,400	855,800
Hormel Foods Corp.	9,300	324,477
J.M. Smucker Co. (The)	3,200	402,784
Kellanova	8,200	469,778
Kraft Heinz Co. (The)	23,867	880,692
Lamb Weston Holdings, Inc.	4,400	468,732
McCormick & Co., Inc.	7,340	563,785
Mondelez International, Inc. (Class A Stock)	39,653	2,775,710
Mowi ASA (Norway)	5,055	92,854
Nestle SA	1,502	159,588
Orkla ASA (Norway)	672	4,746
Tyson Foods, Inc. (Class A Stock)	8,300	487,459
WH Group Ltd. (Hong Kong), 144A	98,000	64,688
Wilmar International Ltd. (China)	28,000	71,124
		10,929,557
Gas Utilities — 0.0%
Atmos Energy Corp.	4,400	523,028
Osaka Gas Co. Ltd. (Japan)	300	6,749
Tokyo Gas Co. Ltd. (Japan)	3,800	86,384
		616,161
Ground Transportation — 0.6%
Central Japan Railway Co. (Japan)	3,700	91,891
CSX Corp.	58,200	2,157,474
J.B. Hunt Transport Services, Inc.(a)	2,400	478,200
Norfolk Southern Corp.	6,600	1,682,142
Odakyu Electric Railway Co. Ltd. (Japan)	400	5,514
Old Dominion Freight Line, Inc.	5,130	1,125,060
Uber Technologies, Inc.*	60,600	4,665,594
Union Pacific Corp.	17,960	4,416,903
		14,622,778
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	51,150	5,813,709
Alcon, Inc. (Switzerland)	123	10,174
Align Technology, Inc.*	2,040	668,957
Baxter International, Inc.	15,500	662,470
Becton, Dickinson & Co.	8,410	2,081,055
Boston Scientific Corp.*	43,167	2,956,508
Cochlear Ltd. (Australia)	420	92,371

A4

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Cooper Cos., Inc. (The)	5,760	$584,410
Demant A/S (Denmark)*	120	5,964
DENTSPLY SIRONA, Inc.	6,100	202,459
Dexcom, Inc.*	11,360	1,575,632
Edwards Lifesciences Corp.*	17,800	1,700,968
GE HealthCare Technologies, Inc.	12,392	1,126,557
Hologic, Inc.*	7,000	545,720
IDEXX Laboratories, Inc.*	2,440	1,317,429
Insulet Corp.*(a)	2,000	342,800
Intuitive Surgical, Inc.*	10,260	4,094,663
Medtronic PLC	39,090	3,406,693
ResMed, Inc.(a)	4,300	851,529
Sonova Holding AG (Switzerland)	17	4,923
STERIS PLC	2,850	640,737
Stryker Corp.	9,800	3,507,126
Teleflex, Inc.	1,400	316,638
Zimmer Biomet Holdings, Inc.	6,300	831,474
		33,340,966
Health Care Providers & Services — 1.3%
Cardinal Health, Inc.	7,350	822,465
Cencora, Inc.	4,900	1,190,651
Centene Corp.*	15,750	1,236,060
Cigna Group (The)	8,600	3,123,434
CVS Health Corp.	37,083	2,957,740
DaVita, Inc.*	1,600	220,880
Elevance Health, Inc.	7,080	3,671,263
Fresenius Medical Care AG (Germany)	1,292	49,645
Fresenius SE & Co. KGaA (Germany)	1,177	31,740
HCA Healthcare, Inc.	5,800	1,934,474
Henry Schein, Inc.*(a)	4,000	302,080
Humana, Inc.	3,610	1,251,659
Laboratory Corp. of America Holdings	2,500	546,150
McKesson Corp.	3,870	2,077,609
Molina Healthcare, Inc.*	1,550	636,787
Quest Diagnostics, Inc.	3,200	425,952
UnitedHealth Group, Inc.	27,180	13,445,946
Universal Health Services, Inc. (Class B Stock)	1,800	328,428
		34,252,963
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	21,600	405,000
Ventas, Inc.	12,368	538,503
Welltower, Inc.	16,300	1,523,072
		2,466,575
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	21,382	442,180
Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	1,283	59,899
Airbnb, Inc. (Class A Stock)*	12,800	2,111,488
Aristocrat Leisure Ltd. (Australia)	439	12,292
Booking Holdings, Inc.	1,020	3,700,438
Caesars Entertainment, Inc.*	6,700	293,058
Carnival Corp.*	31,300	511,442
Chipotle Mexican Grill, Inc.*	810	2,354,484
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Darden Restaurants, Inc.(a)	3,450	$576,667
Domino’s Pizza, Inc.	960	477,005
Expedia Group, Inc.*	3,950	544,112
Genting Singapore Ltd. (Singapore)	8,000	5,247
Hilton Worldwide Holdings, Inc.	7,400	1,578,494
InterContinental Hotels Group PLC (United Kingdom)	141	14,651
La Francaise des Jeux SAEM (France), 144A	315	12,839
Las Vegas Sands Corp.	11,050	571,285
Marriott International, Inc. (Class A Stock)	7,228	1,823,697
McDonald’s Corp.	21,300	6,005,535
MGM Resorts International*	8,500	401,285
Norwegian Cruise Line Holdings Ltd.*(a)	13,800	288,834
Royal Caribbean Cruises Ltd.*	7,000	973,070
Starbucks Corp.	33,300	3,043,287
Whitbread PLC (United Kingdom)	2,058	86,041
Wynn Resorts Ltd.	2,900	296,467
Yum! Brands, Inc.(a)	8,200	1,136,930
		26,878,547
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	798	4,790
Berkeley Group Holdings PLC (United Kingdom)	524	31,482
D.R. Horton, Inc.	8,800	1,448,040
Garmin Ltd.(a)	4,600	684,802
Lennar Corp. (Class A Stock)	7,200	1,238,256
Mohawk Industries, Inc.*	1,540	201,571
NVR, Inc.*	90	728,996
Persimmon PLC (United Kingdom)	2,114	35,051
PulteGroup, Inc.	6,422	774,622
Sony Group Corp. (Japan)	200	17,150
Taylor Wimpey PLC (United Kingdom)	49,525	85,622
		5,250,382
Household Products — 0.6%
Church & Dwight Co., Inc.(a)	7,200	751,032
Clorox Co. (The)	3,500	535,885
Colgate-Palmolive Co.	25,000	2,251,250
Essity AB (Sweden) (Class B Stock)	3,339	79,315
Henkel AG & Co. KGaA (Germany)	78	5,620
Kimberly-Clark Corp.	9,900	1,280,565
Procter & Gamble Co. (The)	69,825	11,329,106
Reckitt Benckiser Group PLC (United Kingdom)	579	33,006
		16,265,779
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	21,300	381,909
Industrial Conglomerates — 0.4%
3M Co.	16,280	1,726,820
CK Hutchison Holdings Ltd. (United Kingdom)	2,500	12,032

A5

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
DCC PLC (United Kingdom)	1,170	$85,125
General Electric Co.	31,978	5,613,098
Hitachi Ltd. (Japan)	800	73,104
Honeywell International, Inc.	19,412	3,984,313
Keppel Ltd. (Singapore)	1,200	6,521
Lifco AB (Sweden) (Class B Stock)	231	6,032
Siemens AG (Germany)	902	172,227
Smiths Group PLC (United Kingdom)	262	5,431
		11,684,703
Industrial REITs — 0.1%
Goodman Group (Australia)	6,544	144,147
Prologis, Inc.	27,184	3,539,900
		3,684,047
Insurance — 1.1%
Aflac, Inc.	16,000	1,373,760
Ageas SA/NV (Belgium)	1,804	83,571
Allianz SE (Germany)	234	70,134
Allstate Corp. (The)	7,700	1,332,177
American International Group, Inc.	20,639	1,613,351
Aon PLC (Class A Stock)	6,000	2,002,320
Arch Capital Group Ltd.*	11,100	1,026,084
Arthur J. Gallagher & Co.	6,400	1,600,256
Assurant, Inc.	1,500	282,360
Aviva PLC (United Kingdom)	10,575	66,355
AXA SA (France)	3,628	136,252
Brown & Brown, Inc.	7,300	639,042
Chubb Ltd.	11,886	3,080,019
Cincinnati Financial Corp.	4,637	575,776
Everest Group Ltd.	1,240	492,900
Globe Life, Inc.	2,525	293,834
Hartford Financial Services Group, Inc. (The)	9,100	937,755
Japan Post Holdings Co. Ltd. (Japan)	3,300	33,248
Japan Post Insurance Co. Ltd. (Japan)	300	5,735
Loews Corp.	5,375	420,809
Marsh & McLennan Cos., Inc.	14,900	3,069,102
Medibank Private Ltd. (Australia)	33,584	82,285
MetLife, Inc.	18,850	1,396,973
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	320	156,205
Poste Italiane SpA (Italy), 144A	483	6,049
Principal Financial Group, Inc.	6,400	552,384
Progressive Corp. (The)	17,200	3,557,304
QBE Insurance Group Ltd. (Australia)	1,081	12,778
Sampo OYJ (Finland) (Class A Stock)	365	15,569
Suncorp Group Ltd. (Australia)	1,820	19,427
Swiss Re AG	86	11,063
T&D Holdings, Inc. (Japan)	500	8,692
Talanx AG (Germany)	81	6,417
Tokio Marine Holdings, Inc. (Japan)	4,300	134,789
Travelers Cos., Inc. (The)	6,835	1,573,007
W.R. Berkley Corp.(a)	6,200	548,328
Willis Towers Watson PLC	2,940	808,500
		28,024,610
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 3.1%
Alphabet, Inc. (Class A Stock)*	173,600	$26,201,448
Alphabet, Inc. (Class C Stock)*	145,260	22,117,288
Auto Trader Group PLC (United Kingdom), 144A	588	5,192
Match Group, Inc.*	8,700	315,636
Meta Platforms, Inc. (Class A Stock)	64,730	31,431,593
Scout24 SE (Germany), 144A	434	32,697
		80,103,854
IT Services — 0.6%
Accenture PLC (Class A Stock)	18,400	6,377,624
Akamai Technologies, Inc.*	4,500	489,420
Cognizant Technology Solutions Corp. (Class A Stock)	14,600	1,070,034
EPAM Systems, Inc.*	1,540	425,286
Gartner, Inc.*	2,200	1,048,674
International Business Machines Corp.	26,900	5,136,824
TIS, Inc. (Japan)	3,200	68,659
VeriSign, Inc.*	2,500	473,775
Wix.com Ltd. (Israel)*	800	109,984
		15,200,280
Leisure Products — 0.0%
Hasbro, Inc.	4,100	231,732
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	8,814	1,282,525
Bio-Rad Laboratories, Inc. (Class A Stock)*	540	186,770
Bio-Techne Corp.(a)	4,800	337,872
Charles River Laboratories International, Inc.*	1,360	368,492
Danaher Corp.	19,300	4,819,596
Illumina, Inc.*	4,800	659,136
IQVIA Holdings, Inc.*	5,400	1,365,606
Mettler-Toledo International, Inc.*	650	865,338
Revvity, Inc.	3,700	388,500
Thermo Fisher Scientific, Inc.	11,380	6,614,170
Waters Corp.*	1,600	550,768
West Pharmaceutical Services, Inc.	2,200	870,562
		18,309,335
Machinery — 0.9%
Alfa Laval AB (Sweden)	210	8,252
Atlas Copco AB (Sweden) (Class A Stock)	3,232	54,584
Atlas Copco AB (Sweden) (Class B Stock)	1,156	17,074
Caterpillar, Inc.	15,000	5,496,450
Cummins, Inc.	3,950	1,163,867
Daimler Truck Holding AG (Germany)	1,037	52,550
Deere & Co.	7,640	3,138,054
Dover Corp.	4,000	708,760
Epiroc AB (Sweden) (Class B Stock)	330	5,589
Fortive Corp.	10,450	898,909
GEA Group AG (Germany)	1,945	82,235
IDEX Corp.	2,110	514,882
Illinois Tool Works, Inc.	8,100	2,173,473

A6

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Indutrade AB (Sweden)	220	$5,992
Ingersoll Rand, Inc.	12,000	1,139,400
Nordson Corp.	1,500	411,810
Otis Worldwide Corp.	11,901	1,181,412
PACCAR, Inc.	15,414	1,909,640
Parker-Hannifin Corp.	3,785	2,103,665
Pentair PLC	4,977	425,235
Rational AG (Germany)	25	21,540
Schindler Holding AG (Switzerland) (Part. Cert.)	31	7,803
SKF AB (Sweden) (Class B Stock)	3,844	78,475
Snap-on, Inc.(a)	1,500	444,330
Stanley Black & Decker, Inc.	4,647	455,081
Toyota Industries Corp. (Japan)	300	31,389
Volvo AB (Sweden) (Class B Stock)	4,831	130,927
Wartsila OYJ Abp (Finland)	420	6,383
Westinghouse Air Brake Technologies Corp.	5,451	794,102
Xylem, Inc.	7,100	917,604
		24,379,467
Media — 0.3%
Charter Communications, Inc. (Class A Stock)*(a)	2,860	831,202
Comcast Corp. (Class A Stock)	116,680	5,058,078
Dentsu Group, Inc. (Japan)	1,200	33,320
Fox Corp. (Class A Stock)	7,500	234,525
Fox Corp. (Class B Stock)	4,733	135,458
Informa PLC (United Kingdom)	6,819	71,545
Interpublic Group of Cos., Inc. (The)(a)	11,831	386,046
News Corp. (Class A Stock)	12,075	316,123
News Corp. (Class B Stock)(a)	3,500	94,710
Omnicom Group, Inc.	5,700	551,532
Paramount Global (Class B Stock)(a)	16,530	194,558
Publicis Groupe SA (France)	1,162	126,682
Vivendi SE (France)	552	6,016
		8,039,795
Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg)	3,584	98,514
BHP Group Ltd. (Australia)	6,520	188,519
BlueScope Steel Ltd. (Australia)	5,704	88,715
Fortescue Ltd. (Australia)	1,630	27,278
Freeport-McMoRan, Inc.	42,188	1,983,680
Glencore PLC (Australia)	8,705	47,769
JFE Holdings, Inc. (Japan)	1,600	26,518
Newmont Corp.	34,600	1,240,064
Nippon Steel Corp. (Japan)	3,700	89,039
Norsk Hydro ASA (Norway)	960	5,276
Nucor Corp.	7,200	1,424,880
Rio Tinto Ltd. (Australia)	275	21,825
Rio Tinto PLC (Australia)	947	59,874
Steel Dynamics, Inc.	4,450	659,623
voestalpine AG (Austria)	797	22,358
		5,983,932
	Shares	Value
Common Stocks (continued)
Multi-Utilities — 0.3%
Ameren Corp.	8,100	$599,076
CenterPoint Energy, Inc.	19,100	544,159
Centrica PLC (United Kingdom)	48,285	77,838
CMS Energy Corp.	8,900	537,026
Consolidated Edison, Inc.	10,200	926,262
Dominion Energy, Inc.	25,115	1,235,407
DTE Energy Co.	6,000	672,840
E.ON SE (Germany)	971	13,518
Engie SA (France)	1,989	33,330
NiSource, Inc.	12,400	342,984
Public Service Enterprise Group, Inc.	14,900	995,022
Sempra	18,538	1,331,585
WEC Energy Group, Inc.	9,513	781,208
		8,090,255
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.	4,780	616,190
Boston Properties, Inc.(a)	4,400	287,364
Gecina SA (France)	44	4,494
		908,048
Oil, Gas & Consumable Fuels — 1.8%
Ampol Ltd. (Australia)	221	5,733
APA Corp.	11,014	378,661
BP PLC (United Kingdom)	12,099	75,902
Chevron Corp.	51,022	8,048,210
ConocoPhillips	34,719	4,419,034
Coterra Energy, Inc.	22,100	616,148
Devon Energy Corp.	19,200	963,456
Diamondback Energy, Inc.	5,300	1,050,301
ENEOS Holdings, Inc. (Japan)	2,300	11,081
Eni SpA (Italy)	1,976	31,288
EOG Resources, Inc.	17,100	2,186,064
EQT Corp.	12,800	474,496
Equinor ASA (Norway)	2,754	73,847
Exxon Mobil Corp.	116,899	13,588,340
Galp Energia SGPS SA (Portugal)	357	5,902
Hess Corp.	8,100	1,236,384
Inpex Corp. (Japan)	6,700	101,848
Kinder Morgan, Inc.	56,898	1,043,509
Marathon Oil Corp.	17,782	503,942
Marathon Petroleum Corp.	10,819	2,180,029
Occidental Petroleum Corp.(a)	19,304	1,254,567
ONEOK, Inc.(a)	17,700	1,419,009
Phillips 66	12,638	2,064,291
Pioneer Natural Resources Co.	6,850	1,798,125
Shell PLC (Netherlands)	5,437	180,397
Targa Resources Corp.	6,500	727,935
TotalEnergies SE (France)	1,016	69,890
Valero Energy Corp.	10,000	1,706,900
Williams Cos., Inc. (The)	35,800	1,395,126
		47,610,415
Passenger Airlines — 0.1%
American Airlines Group, Inc.*	20,700	317,745
Delta Air Lines, Inc.	18,800	899,956
Deutsche Lufthansa AG (Germany)*	649	5,101

A7

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Passenger Airlines (cont’d.)
Japan Airlines Co. Ltd. (Japan)	4,200	$79,748
Singapore Airlines Ltd. (Singapore)	4,300	20,380
Southwest Airlines Co.	18,300	534,177
United Airlines Holdings, Inc.*	9,800	469,224
		2,326,331
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	7,000	1,079,050
Kenvue, Inc.	51,700	1,109,482
L’Oreal SA (France)	80	37,886
Unilever PLC (United Kingdom)	3,502	175,807
		2,402,225
Pharmaceuticals — 2.0%
AstraZeneca PLC (United Kingdom)	683	91,757
Bristol-Myers Squibb Co.	59,870	3,246,750
Catalent, Inc.*	5,600	316,120
Chugai Pharmaceutical Co. Ltd. (Japan)	500	19,108
Daiichi Sankyo Co. Ltd. (Japan)	500	15,909
Eli Lilly & Co.	23,480	18,266,501
GSK PLC	5,018	107,738
Hikma Pharmaceuticals PLC (Jordan)	198	4,790
Johnson & Johnson	71,008	11,232,756
Merck & Co., Inc.	74,633	9,847,824
Novartis AG (Switzerland)	2,600	251,832
Novo Nordisk A/S (Denmark) (Class B Stock)	3,518	451,266
Ono Pharmaceutical Co. Ltd. (Japan)	3,900	63,901
Orion OYJ (Finland) (Class B Stock)	110	4,100
Otsuka Holdings Co. Ltd. (Japan)	1,800	74,769
Pfizer, Inc.	166,270	4,613,993
Roche Holding AG	816	208,340
Sandoz Group AG (Switzerland)*	506	15,274
Sanofi SA	944	91,837
Shionogi & Co. Ltd. (Japan)	2,000	102,204
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	38,939
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	500	7,055
Viatris, Inc.	35,986	429,673
Zoetis, Inc.	13,500	2,284,335
		51,786,771
Professional Services — 0.3%
Adecco Group AG (Switzerland)	140	5,539
Automatic Data Processing, Inc.	12,100	3,021,854
Broadridge Financial Solutions, Inc.	3,400	696,524
Computershare Ltd. (Australia)	480	8,176
Dayforce, Inc.*(a)	4,550	301,255
Equifax, Inc.	3,600	963,072
Experian PLC	1,944	84,706
Jacobs Solutions, Inc.	3,700	568,801
Leidos Holdings, Inc.	4,100	537,469
Paychex, Inc.(a)	9,400	1,154,320
Paycom Software, Inc.	1,320	262,693
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Recruit Holdings Co. Ltd. (Japan)	2,900	$127,330
Robert Half, Inc.	3,300	261,624
Verisk Analytics, Inc.	4,200	990,066
Wolters Kluwer NV (Netherlands)	198	31,005
		9,014,434
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	8,700	845,988
CoStar Group, Inc.*	11,900	1,149,540
Daito Trust Construction Co. Ltd. (Japan)	100	11,408
Daiwa House Industry Co. Ltd. (Japan)	500	14,883
Mitsubishi Estate Co. Ltd. (Japan)	1,000	18,246
Mitsui Fudosan Co. Ltd. (Japan)	2,100	22,641
New World Development Co. Ltd. (Hong Kong)	3,000	3,172
Nomura Real Estate Holdings, Inc. (Japan)	3,200	90,404
		2,156,282
Residential REITs — 0.1%
AvalonBay Communities, Inc.	4,075	756,157
Camden Property Trust	3,200	314,880
Equity Residential	10,100	637,411
Essex Property Trust, Inc.(a)	1,750	428,417
Invitation Homes, Inc.	17,700	630,297
Mid-America Apartment Communities, Inc.	3,500	460,530
UDR, Inc.	9,500	355,395
		3,583,087
Retail REITs — 0.2%
Federal Realty Investment Trust(a)	2,100	214,452
Kimco Realty Corp.	21,000	411,810
Klepierre SA (France)	2,277	58,941
Realty Income Corp.	24,500	1,325,450
Regency Centers Corp.	4,700	284,632
Scentre Group (Australia)	3,778	8,344
Simon Property Group, Inc.	9,593	1,501,208
Unibail-Rodamco-Westfield (France)*	448	36,040
Vicinity Ltd. (Australia)	29,154	40,467
		3,881,344
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.*	47,599	8,591,143
Analog Devices, Inc.	14,547	2,877,251
Applied Materials, Inc.	24,500	5,052,635
ASM International NV (Netherlands)	132	80,837
ASML Holding NV (Netherlands)	327	317,014
Broadcom, Inc.	12,960	17,177,314
Disco Corp. (Japan)	400	146,213
Enphase Energy, Inc.*	4,000	483,920
First Solar, Inc.*	3,100	523,280
Intel Corp.	124,500	5,499,165
KLA Corp.	3,970	2,773,323
Lam Research Corp.	3,850	3,740,544
Lasertec Corp. (Japan)	100	28,503

A8

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Microchip Technology, Inc.	15,900	$1,426,389
Micron Technology, Inc.	32,500	3,831,425
Monolithic Power Systems, Inc.	1,400	948,388
NVIDIA Corp.	72,760	65,743,026
NXP Semiconductors NV (China)	7,600	1,883,052
ON Semiconductor Corp.*	12,900	948,795
Qorvo, Inc.*	2,807	322,328
QUALCOMM, Inc.	32,800	5,553,040
Renesas Electronics Corp. (Japan)	1,200	21,385
Skyworks Solutions, Inc.	4,800	519,936
Teradyne, Inc.(a)	4,600	519,018
Texas Instruments, Inc.	26,800	4,668,828
Tokyo Electron Ltd. (Japan)	400	104,180
		133,780,932
Software — 5.3%
Adobe, Inc.*	13,300	6,711,180
ANSYS, Inc.*	2,400	833,184
Autodesk, Inc.*	6,200	1,614,604
Cadence Design Systems, Inc.*	8,000	2,490,240
Check Point Software Technologies Ltd. (Israel)*	100	16,401
Fair Isaac Corp.*	740	924,711
Fortinet, Inc.*	19,100	1,304,721
Gen Digital, Inc.	17,278	387,027
Intuit, Inc.	8,240	5,356,000
Microsoft Corp.	218,820	92,061,950
Monday.com Ltd.*	100	22,587
Nemetschek SE (Germany)	598	59,192
Nice Ltd. (Israel)*	53	13,793
Oracle Corp.	46,950	5,897,390
Palo Alto Networks, Inc.*	9,400	2,670,822
PTC, Inc.*	3,400	642,396
Roper Technologies, Inc.(a)	3,140	1,761,038
Salesforce, Inc.	28,450	8,568,571
SAP SE (Germany)	335	65,231
ServiceNow, Inc.*	6,030	4,597,272
Synopsys, Inc.*	4,480	2,560,320
Tyler Technologies, Inc.*	1,110	471,761
Xero Ltd. (New Zealand)*	121	10,506
		139,040,897
Specialized REITs — 0.5%
American Tower Corp.	13,660	2,699,079
Crown Castle, Inc.	12,700	1,344,041
Digital Realty Trust, Inc.	8,900	1,281,956
Equinix, Inc.	2,764	2,281,212
Extra Space Storage, Inc.	6,200	911,400
Iron Mountain, Inc.	8,602	689,967
Public Storage	4,620	1,340,077
SBA Communications Corp.	3,100	671,770
VICI Properties, Inc.	31,000	923,490
Weyerhaeuser Co.	21,418	769,120
		12,912,112
Specialty Retail — 1.0%
AutoZone, Inc.*	510	1,607,342
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Bath & Body Works, Inc.	6,606	$330,432
Best Buy Co., Inc.	5,575	457,317
CarMax, Inc.*(a)	4,700	409,417
Fast Retailing Co. Ltd. (Japan)	400	123,930
Home Depot, Inc. (The)	29,250	11,220,300
Industria de Diseno Textil SA (Spain)	3,031	152,630
Lowe’s Cos., Inc.	16,900	4,304,937
O’Reilly Automotive, Inc.*	1,740	1,964,251
Ross Stores, Inc.	9,900	1,452,924
TJX Cos., Inc. (The)	33,500	3,397,570
Tractor Supply Co.(a)	3,100	811,332
Ulta Beauty, Inc.*	1,420	742,490
		26,974,872
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	427,540	73,314,559
Brother Industries Ltd. (Japan)	700	12,982
Hewlett Packard Enterprise Co.	39,748	704,732
HP, Inc.	26,648	805,303
Logitech International SA (Switzerland)	1,085	97,226
NetApp, Inc.	6,200	650,814
Seagate Technology Holdings PLC	5,600	521,080
Seiko Epson Corp. (Japan)	3,300	57,725
Super Micro Computer, Inc.*(a)	1,480	1,494,845
Western Digital Corp.*	9,703	662,133
		78,321,399
Textiles, Apparel & Luxury Goods — 0.2%
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	103	15,681
Deckers Outdoor Corp.*	760	715,358
Hermes International SCA (France)	67	171,237
Lululemon Athletica, Inc.*	3,300	1,289,145
LVMH Moet Hennessy Louis Vuitton SE (France)	118	106,176
NIKE, Inc. (Class B Stock)	35,800	3,364,484
Pandora A/S (Denmark)	44	7,102
Ralph Lauren Corp.	1,000	187,760
Tapestry, Inc.	6,800	322,864
VF Corp.	11,300	173,342
		6,353,149
Tobacco — 0.3%
Altria Group, Inc.	51,900	2,263,878
British American Tobacco PLC (United Kingdom)	2,801	85,013
Imperial Brands PLC (United Kingdom)	2,345	52,422
Japan Tobacco, Inc. (Japan)	1,000	26,662
Philip Morris International, Inc.	45,700	4,187,034
		6,615,009
Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)*(a)	1,200	104,292
Brenntag SE (Germany)	60	5,057
Fastenal Co.(a)	16,800	1,295,952
ITOCHU Corp. (Japan)	400	17,184
Mitsubishi Corp. (Japan)	2,800	64,711

A9

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Mitsui & Co. Ltd. (Japan)	2,100	$98,178
Reece Ltd. (Australia)	315	5,768
United Rentals, Inc.	2,020	1,456,642
W.W. Grainger, Inc.	1,300	1,322,490
		4,370,274
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	55	10,832
Water Utilities — 0.0%
American Water Works Co., Inc.	5,700	696,597
Wireless Telecommunication Services — 0.1%
Tele2 AB (Sweden) (Class B Stock)	693	5,690
T-Mobile US, Inc.	15,800	2,578,876
Vodafone Group PLC (United Kingdom)	18,696	16,582
		2,601,148

Total Common Stocks (cost $256,916,574)		1,312,500,241
Preferred Stocks — 0.0%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	96	12,732
Banks — 0.0%
Citigroup Capital XIII, 11.949%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	20,000	589,400
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	25,000	612,250
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,191	95,728

Total Preferred Stocks (cost $1,231,824)		1,310,110
Unaffiliated Exchange-Traded Funds — 0.4%
iShares Core S&P 500 ETF	20,000	10,514,600
iShares MSCI EAFE ETF	459	36,656

Total Unaffiliated Exchange-Traded Funds (cost $5,631,770)		10,551,256

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 8.2%
Automobiles — 2.1%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C
1.010%	01/19/27	900	846,766
Series 2021-03, Class C
1.410%	08/18/27	900	838,631
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	1,000	$997,842
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A
1.380%	08/20/27	2,400	2,204,915
Series 2021-02A, Class A, 144A
1.660%	02/20/28	2,600	2,368,458
Series 2022-01A, Class A, 144A
3.830%	08/21/28	2,900	2,782,021
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,100	1,097,857
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,100	1,105,447
Series 2024-03A, Class A, 144A
5.230%	12/20/30	400	399,682
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	1,599	1,608,131
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	581	585,538
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27	800	759,734
Series 2021-04, Class C
1.380%	07/15/27	600	558,477
Ford Credit Auto Owner Trust,
Series 2020-01, Class A, 144A
2.040%	08/15/31	2,500	2,426,249
Series 2020-02, Class A, 144A
1.060%	04/15/33	900	843,087
Series 2021-02, Class B, 144A
1.910%	05/15/34	400	366,012
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,700	2,684,536
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,800	1,821,229
Series 2024-01, Class A, 144A
4.870%	08/15/36	3,700	3,692,433
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	180,922
Series 2024-01, Class A, 144A
4.980%	12/11/36	500	502,113
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	2,500	2,502,858
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,300	1,186,274
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A
2.330%	06/26/28	3,300	3,021,838
Series 2023-03A, Class A, 144A
5.940%	02/25/28	1,500	1,522,210

A10

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		4,100	$4,043,015
Series 2021-01A, Class B, 144A
1.260%	07/14/28		1,800	1,660,511
Series 2023-01A, Class A, 144A
5.410%	11/14/29		3,200	3,203,286
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D
1.350%	07/15/27		1,586	1,539,340
Series 2022-01, Class C
2.560%	04/17/28		1,100	1,079,269
Series 2023-01, Class C
5.090%	05/15/30		600	593,165
Series 2023-03, Class C
5.770%	11/15/30		900	906,737
Series 2023-04, Class C
6.040%	12/15/31		1,600	1,626,920
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30		200	202,854
Series 2023-01A, Class C, 144A
5.970%	02/20/31		300	304,878
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38		2,800	2,801,681
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		400	375,500
				55,240,416
Collateralized Loan Obligations — 5.1%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-15A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	07/20/34		2,000	1,998,637
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)
5.619%(c)	01/22/38	EUR	2,500	2,713,660
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)
6.779%(c)	07/20/34		2,500	2,504,482
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.750%(c)	01/25/35		6,520	6,522,559
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)
6.839%(c)	03/09/34		4,000	4,001,401
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)
6.608%(c)	01/17/32		3,500	3,506,285
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.542%(c)	04/15/31	EUR	1,750	$1,868,779
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.576%(c)	07/15/30		2,435	2,432,714
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.518%(c)	01/20/35		4,500	4,516,484
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.778%(c)	10/17/31		7,000	7,001,972
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.793%(c)	05/22/32	EUR	1,750	1,873,683
Series 14A, Class A2R, 144A
1.250%	05/22/32	EUR	3,799	3,891,584
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.856%(c)	07/15/29		88	88,356
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.586%(c)	04/15/31		811	811,776
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.534%(c)	02/05/31		135	135,050
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.719%(c)	04/20/34		6,650	6,653,757
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
5.652%(c)	01/26/38	EUR	7,000	7,594,569
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 0.000%)
6.754%(c)	10/20/31		4,006	4,015,529
KKR CLO Ltd. (Cayman Islands),
Series 2023-46A, Class A1A, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.168%(c)	04/20/35		5,000	5,018,591
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
7.538%(c)	10/20/31		1,531	1,532,178
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
6.604%(c)	10/15/32		6,000	6,001,800

A11

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.699%(c)	04/21/31		2,477	$2,480,280
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.696%(c)	07/15/31		2,363	2,363,646
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
6.567%(c)	01/15/33		2,500	2,500,000
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.718%(c)	01/20/35		4,600	4,603,036
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)
6.658%(c)	04/17/31		2,252	2,255,166
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.829%(c)	10/30/30		309	309,026
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	07/20/30		2,930	2,923,208
Regatta VII Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.744%(c)	06/20/34		3,750	3,751,346
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
7.251%(c)	01/20/36		3,750	3,767,673
Sound Point CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.656%(c)	04/25/34		6,000	5,992,291
St. Pauls CLO (Netherlands),
Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)
4.910%(c)	07/20/35	EUR	2,000	2,130,617
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	07/25/34		4,750	4,760,091
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	07/20/31		1,581	1,582,357
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.938%(c)	07/25/34	EUR	3,000	3,197,635
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)
7.039%(c)	07/20/32		7,500	$7,507,256
Trinitas CLO Ltd. (Cayman Islands),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
7.008%(c)	01/20/35		2,400	2,405,303
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.816%(c)	04/15/34		2,100	2,095,726
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/31		3,674	3,674,368
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.728%(c)	01/17/31		1,496	1,496,958
				134,479,829
Consumer Loans — 0.3%
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,900	1,769,584
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
6.079%(c)	06/16/36		2,000	1,992,862
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		3,400	3,451,958
				7,214,404
Credit Cards — 0.2%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.385%(c)	03/15/32	GBP	3,400	4,296,889
Equipment — 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		976	959,250
Series 2019-A, Class A5, 144A
3.080%	11/12/41		1,053	1,036,305
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,600	1,504,022
				3,499,577
Home Equity Loans — 0.1%
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		988	986,386
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		259	259,147

A12

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		198	$198,359
				1,443,892
Other — 0.1%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		531	465,383
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.244%(c)	06/25/24		1,140	1,132,137
				1,597,520
Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates Trust,
Series 2004-01, Class M1, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.194%(c)	03/25/34		128	127,041
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)
6.239%(c)	06/25/34		90	89,503
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
7.112%(c)	03/15/26^	EUR	704	645,898
				862,442
Student Loans — 0.2%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		428	389,924
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		305	283,039
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		79	74,980
Laurel Road Prime Student Loan Trust,
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		16	16,298
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		94	91,901
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		39	38,690
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		361	347,094
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		450	413,385
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
5.965%(c)	05/25/70		968	961,972
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		315	303,821
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	375	$356,855
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	611	571,306
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	289	282,963
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	826	775,874
			4,908,102

Total Asset-Backed Securities (cost $216,876,635)			213,543,071
Commercial Mortgage-Backed Securities — 5.2%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	1,566	1,531,075
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64	3,500	3,051,368
Series 2021-BN35, Class ASB
2.067%	06/15/64	2,300	2,031,679
Series 2021-BN37, Class A4
2.370%	11/15/64	3,900	3,236,908
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	3,696,383
Series 2021-C12, Class A4
2.421%	11/15/54	4,500	3,822,767
Series 2023-C19, Class A2A
5.756%	04/15/56	2,700	2,729,310
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	3,459,278
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	1,765,859
Series 2023-B38, Class A2
5.626%	04/15/56	3,000	2,991,448
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,500	4,430,155
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	1,955	1,873,881
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A3
2.944%	05/10/49	2,684	2,558,160
Series 2017-P07, Class A3
3.442%	04/14/50	3,564	3,383,438
Commercial Mortgage Trust,
Series 2014-LC17, Class A4
3.648%	10/10/47	3,007	2,987,815
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,422	2,358,833

A13

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C08, Class A3
3.127%	06/15/50	3,432	$3,186,945
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.334%(cc)	03/25/26	4,139	92,798
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	4,275	4,143,165
Series 2016-GS03, Class A3
2.592%	10/10/49	3,847	3,624,090
Series 2016-GS04, Class A3
3.178%	11/10/49	3,795	3,609,568
Series 2020-GSA02, Class A4
1.721%	12/12/53	4,150	3,321,202
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	513	506,536
Series 2015-C27, Class A3A1
2.920%	02/15/48	3,932	3,837,171
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	2,717	2,580,061
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,419	2,311,197
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
6.790%(c)	04/15/38	1,804	1,790,622
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	3,980	3,866,523
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,000	1,874,475
Series 2016-UB11, Class A3
2.531%	08/15/49	6,152	5,785,941
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	4,564,482
Series 2019-H07, Class A2
2.492%	07/15/52	9,400	9,300,947
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	1,605	1,551,926
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	4,695,667
Series 2018-C09, Class A3
3.854%	03/15/51	1,576	1,491,086
Series 2018-C14, Class A3
4.180%	12/15/51	2,215	2,112,828
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,276,427
Series 2017-C38, Class A4
3.190%	07/15/50	3,032	2,867,874
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	7,097,621
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-C58, Class A3
1.810%	07/15/53	5,000	$4,214,879
Series 2021-C61, Class A3
2.406%	11/15/54	9,000	7,595,610

Total Commercial Mortgage-Backed Securities (cost $147,949,086)			136,207,998
Corporate Bonds — 11.9%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,610	1,507,649
3.300%	03/01/35	1,920	1,494,391
3.900%	05/01/49	1,500	1,068,893
RTX Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28(a)	910	880,774
			4,951,707
Agriculture — 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	3,190	2,844,442
3.557%	08/15/27	360	340,690
6.343%	08/02/30	345	359,156
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	5,190	5,191,339
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	875	810,605
			9,546,232
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,516	1,431,759
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	203	201,129
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30(a)	1,375	1,196,349
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	590	570,563
4.625%	04/15/29	115	106,984
			3,506,784
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	550	441,833

A14

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 0.3%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24	3,770	$3,668,565
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	750	621,324
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	180,742
4.134%	08/04/25	300	293,328
6.950%	03/06/26	475	484,162
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	585	621,892
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	1,700	1,697,808
			7,567,821
Banks — 3.6%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
1.849%	03/25/26	800	747,362
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,145	1,146,325
Sr. Unsec’d. Notes
5.288%(ff)	04/25/34	905	902,528
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,805	1,481,846
2.496%(ff)	02/13/31	5,165	4,445,085
3.194%(ff)	07/23/30	1,050	952,975
3.824%(ff)	01/20/28	615	592,310
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,676,103
4.200%	08/26/24	745	740,256
4.450%	03/03/26	4,790	4,720,623
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	854,298
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
4.975%(ff)	03/14/30(a)	2,295	2,296,070
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	935	917,082
3.932%(ff)	05/07/25	320	319,327
5.690%(ff)	03/12/30	2,240	2,252,476
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	705	690,612
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.219%(ff)	06/09/26	480	461,431
3.132%(ff)	01/20/33	1,335	1,136,324
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30	560	559,109
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
5.673%(ff)	03/15/30	635	$634,183
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,675	1,638,697
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	2,100	1,749,329
3.200%	10/21/26	670	638,137
3.700%	01/12/26	1,610	1,567,894
3.887%(ff)	01/10/28	560	539,901
Sub. Notes
4.450%	09/29/27	1,485	1,444,155
4.750%	05/18/46	440	391,334
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29	1,640	1,698,572
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	1,285	1,293,919
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26	460	433,472
7.146%(ff)	07/13/27	500	513,465
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	579,446
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,345	2,142,330
3.750%	02/25/26	1,165	1,137,615
3.814%(ff)	04/23/29	440	417,011
3.850%	01/26/27	2,625	2,544,949
Sub. Notes
6.750%	10/01/37	225	245,434
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	395	404,510
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24(a)	400	399,766
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	540	538,420
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,245	1,227,015
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	230	223,740
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	1,585	1,338,089
3.782%(ff)	02/01/28	270	260,032
3.964%(ff)	11/15/48	2,240	1,832,291
4.005%(ff)	04/23/29	1,360	1,302,934
5.299%(ff)	07/24/29	4,890	4,926,668
Sub. Notes
3.875%	09/10/24	1,930	1,914,310

A15

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35	475	$485,546
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29(a)	1,740	1,753,824
Morgan Stanley,
Sr. Unsec’d. Notes
5.449%(ff)	07/20/29	1,855	1,870,968
6.407%(ff)	11/01/29	3,220	3,375,693
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,770	2,258,860
3.772%(ff)	01/24/29	1,295	1,232,282
3.875%	01/27/26	550	537,329
4.431%(ff)	01/23/30	455	440,365
Sr. Unsec’d. Notes, MTN
3.591%(ff)(cc)	07/22/28	1,030	979,170
Sub. Notes, GMTN
4.350%	09/08/26	3,050	2,984,066
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	3,200	2,972,229
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	745	794,773
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	3,000	2,949,843
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,250	2,081,033
2.193%(ff)	06/05/26	1,100	1,052,499
3.091%(ff)	05/14/32	560	474,600
4.282%	01/09/28	980	941,421
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	1,635	1,622,746
6.491%(ff)	10/23/34	2,555	2,742,476
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,895	2,494,543
			94,914,026
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,220	1,184,145
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	780	644,418
			1,828,563
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	570	413,601
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials — 0.0%
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		400	$352,000
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		300	286,259
				638,259
Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42		5	4,267
9.400%	05/15/39		15	20,209
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		620	575,775
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		875	868,438
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28(a)		405	385,763
				1,854,452
Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	416	432,953
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		875	734,628
7.000%	10/15/37		390	445,004
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		250	217,881
4.875%	01/15/28(a)		735	714,800
5.250%	01/15/30		265	258,478
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		815	688,157
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53		947	954,156
				4,446,057
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28		50	50,875
Diversified Financial Services — 0.3%
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		445	443,656
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		3,485	3,326,090

A16

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	445	$441,543
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,490	1,235,409
6.070%	07/12/28	1,680	1,728,013
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	255	249,628
			7,424,339
Electric — 1.2%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	370	329,531
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,105	2,009,252
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	437	332,913
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	574,410
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	349,621
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	1,400	1,228,632
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	342,136
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,000	939,375
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	2,290	1,876,516
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	146,484
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33	2,260	2,247,884
6.050%	04/15/38	530	561,900
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	850,806
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31	1,500	1,212,268
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	349	334,168
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	530	$530,725
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	402,408
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	149,992
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	534,930
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	1,560	1,558,381
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.900%	02/28/28	2,515	2,506,967
6.051%	03/01/25	515	516,986
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	782,739
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	50	43,167
3.875%	02/15/32(a)	150	128,702
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	225	211,217
2.450%	12/02/27	345	310,314
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	366,051
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	855	736,548
PacifiCorp,
First Mortgage
5.350%	12/01/53	2,045	1,903,008
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	512,155
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28(a)	850	816,503
4.900%	12/15/32	820	815,823
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	536,578
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	997,429
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	842,755
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	277,235

A17

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Ref. Mortgage, Series C
3.600%	02/01/45	690	$516,508
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	495	479,641
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	1,475	1,463,353
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	411,936
			31,687,947
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	500	491,573
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	415	400,799
5.500%	07/31/47	1,350	1,139,484
			2,031,856
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	400	410,634
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	475	475,166
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)	450	386,046
5.141%	03/15/52	650	539,753
			1,811,599
Foods — 0.2%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
5.125%	02/01/28	3,000	2,955,216
Kraft Heinz Foods Co.,
Gtd. Notes
6.500%	02/09/40	1,135	1,234,847
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	200	182,473
4.375%	01/31/32	575	515,277
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	535	372,415
			5,260,228
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.500%	08/01/24	207	205,504
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	270	$215,821
3.600%	05/01/30	1,600	1,475,153
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,090	1,946,506
			3,637,480
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	475	432,366
Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	480	527,597
CommonSpirit Health,
Sr. Sec’d. Notes
5.318%	12/01/34	2,650	2,652,904
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	885	663,050
4.625%	05/15/42	330	300,445
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	576,967
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	425	392,992
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/52	455	421,421
5.050%	04/15/53	397	385,959
5.200%	04/15/63	1,030	999,770
5.500%	04/15/64	1,380	1,403,674
6.050%	02/15/63	630	693,697
			9,018,476
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31(a)	400	354,631
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	405	404,945
			759,576
Insurance — 0.2%
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	12/07/33	2,375	2,407,676
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,125	848,290

A18

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	$721,420
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	150,251
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	650	741,761
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	95,528
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,185,613
6.850%	12/16/39	122	138,669
			6,289,208
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29(a)	350	347,437
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	75	71,440
5.500%	05/01/26	425	418,822
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	500	318,268
5.050%	03/30/29	1,370	1,321,054
6.384%	10/23/35	1,695	1,676,528
6.484%	10/23/45	1,000	927,884
Comcast Corp.,
Gtd. Notes
5.500%	05/15/64	1,920	1,925,412
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	3,695	3,069,057
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31(a)	1,000	707,682
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55	823	562,096
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	225,116
			11,223,359
Mining — 0.1%
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	1,750	1,571,321
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
5.350%	03/15/34(a)	760	$764,571
			2,335,892
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	800	788,457
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	2,415	2,316,388
			3,104,845
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	965	962,288
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,270	1,182,046
5.500%	12/01/24	500	498,266
			1,680,312
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	530	452,419
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	2,222	2,027,989
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	506	474,073
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	217,022
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	440	426,576
8.625%	01/19/29	1,315	1,388,186
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	350	352,692
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.375%	03/30/28	84	76,834
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	215	210,358
6.250%	04/15/32	325	320,705
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	335	331,828
4.875%	04/03/28	345	343,458

A19

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.350%	02/12/48	195	$124,361
6.490%	01/23/27	346	325,724
6.500%	03/13/27	130	122,201
6.840%	01/23/30	100	87,750
Gtd. Notes, MTN
6.750%	09/21/47	279	184,419
6.875%	08/04/26	770	747,092
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	500	458,438
2.250%	07/12/31	545	456,778
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	635	669,334
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	325	299,208
			10,097,445
Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	300	255,642
6.000%	06/15/29	725	731,723
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	3,570	3,342,307
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	450	446,182
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	75	75,217
			4,851,071
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	950	936,687
4.050%	11/21/39	140	124,664
4.550%	03/15/35	1,770	1,708,047
4.700%	05/14/45	425	396,985
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,150	1,121,655
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	102	100,677
Cigna Group (The),
Sr. Unsec’d. Notes
3.200%	03/15/40	1,555	1,178,204
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	985	907,255
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.875%	06/01/53(a)	150	$152,364
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	590	517,630
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	700	652,104
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	520	383,951
			8,180,223
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
7.875%	05/15/26	525	535,407
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	590	604,831
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,600	2,591,965
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	45	38,689
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,060	905,306
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	795	788,080
5.550%	05/15/34	3,255	3,264,446
6.125%	12/15/45	120	120,742
6.250%	04/15/49	885	908,756
6.400%	12/01/30	280	295,367
6.550%	12/01/33	1,125	1,205,569
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	25,631
7.500%	06/01/30	25	26,726
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	365	371,278
6.510%	02/23/42	475	493,852
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	1,575	1,100,134
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,123,672
4.875%	06/01/25	2,275	2,256,407
5.200%	03/01/47	25	22,888
5.500%	02/15/49	700	667,326
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	139,848

A20

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	3,495	$3,128,469
4.500%	03/15/50	245	199,500
6.050%	09/01/33	764	797,578
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	80	72,021
4.125%	08/15/31	55	48,980
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	80	69,721
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,100	983,405
5.150%	03/15/34(a)	370	366,780
			23,153,374
Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	420	345,539
5.250%	05/15/36	1,900	1,863,334
American Tower Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/29(a)	2,235	2,235,418
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33(a)	945	741,449
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	725	719,029
Healthpeak OP LLC,
Gtd. Notes
5.250%	12/15/32	2,500	2,481,643
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,420	2,090,259
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31(a)	625	433,262
5.000%	10/15/27(a)	275	232,137
Sun Communities Operating LP,
Gtd. Notes
5.500%	01/15/29	3,005	2,999,985
			14,142,055
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28	400	376,000
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	1,820	1,722,222
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	$3,338,760
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	200	175,206
3.875%	10/01/31	375	317,176
			5,929,364
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36	3,650	2,901,497
Intel Corp.,
Sr. Unsec’d. Notes
5.625%	02/10/43	255	263,771
			3,165,268
Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	1,569	1,447,350
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,375	1,112,432
Workday, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/32(a)	1,845	1,679,831
			4,239,613
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	346	277,395
3.500%	09/15/53	1,367	965,750
3.650%	09/15/59	4	2,786
4.500%	05/15/35	1,095	1,021,198
5.400%	02/15/34	2,125	2,152,421
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30	175	109,964
4.875%	06/15/29	75	50,063
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	250	257,628
10.500%	05/15/30	300	309,687
11.000%	11/15/29	854	889,735
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/34	2,665	2,659,910
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	965	821,742
3.750%	04/15/27	200	192,588
3.875%	04/15/30	5,500	5,155,602

A21

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30		490	$399,452
2.550%	03/21/31		1,017	868,872
2.650%	11/20/40		1,095	771,526
3.150%	03/22/30		1,365	1,235,129
				18,141,448
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28		735	787,717
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		690	754,421
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		350	349,565
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25		120	120,525
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		100	102,661
				2,114,889

Total Corporate Bonds (cost $330,591,153)				312,387,672
Floating Rate and Other Loans — 0.0%
Telecommunications
Level 3 Financing, Inc.,
Term Loan, 1 Month SOFR + 6.560%
11.875%(c)	04/16/29^		60	59,183
11.875%(c)	04/15/30^		60	59,617
Lumen Technologies, Inc.,
Additional Second Lien Loan Facility
—%(p)	06/01/28	EUR	18	16,310
Term B-1 Loan, 1 Month SOFR + 2.464%
7.780%(c)	04/15/29		25	18,585
Term B-2 Loan, 1 Month SOFR + 2.464%
7.780%(c)	04/15/30^		26	18,971

Total Floating Rate and Other Loans (cost $172,540)				172,666
Municipal Bonds — 0.4%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32		180	173,039
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		1,305	1,467,991
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	$1,463,640
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	411,784
7.625%	03/01/40	205	250,988
			3,594,403
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	609,659
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,065,885
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	1,202,468
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,000	1,032,980
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	410,765
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	425	443,062
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	521,303
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	284,790

Total Municipal Bonds (cost $8,635,347)			9,338,354
Residential Mortgage-Backed Securities — 1.0%
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
4.997%(cc)	02/25/35	30	28,028
Bellemeade Re Ltd.,
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.320%(c)	09/25/31	1,500	1,499,996
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.320%(c)	09/25/31	174	173,501

A22

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
7.070%(c)	01/26/32	993	$993,695
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	1,644	1,616,030
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
5.769%(cc)	02/25/37	51	49,486
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	447	421,337
Fannie Mae REMIC,
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.615%(c)	04/25/50	718	85,081
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.630%(c)	08/25/52	1,762	145,135
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.685%(c)	09/25/50	130	143,454
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.420%(c)	10/25/33	2,005	2,040,032
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.970%(c)	01/25/34	123	123,062
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
6.170%(c)	09/25/41	3,316	3,300,183
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.320%(c)	01/25/42	858	858,035
Freddie Mac REMIC,
Series 4535, Class PA
3.000%	03/15/44	294	276,989
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,808	53,427
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	278	4,208
Series 5250, Class NH
3.000%	08/25/52	1,500	1,281,365
Series 5269, Class AD
2.000%	01/25/55	4,501	3,458,590
Freddie Mac Strips,
Series 406, Class PO, PO
1.218%(s)	10/25/53	2,322	1,857,704
Government National Mortgage Assoc.,
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)
0.000%(c)	09/20/48	868	16,504
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)
0.000%(c)	10/20/48	1,093	$22,441
Series 2018-151, Class SL, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)
0.000%(c)	11/20/48	3,528	83,246
Series 2018-155, Class PS, IO, 1 Month SOFR x (1) + 3.186% (Cap 2.000%, Floor 0.000%)
0.000%(c)	11/20/48	1,892	24,351
Series 2019-069, Class KB
3.000%	06/20/49	2,400	1,830,955
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)
0.000%(c)	07/20/49	3,362	37,970
Series 2019-097, Class MS, IO, 1 Month SOFR x (1) + 2.966% (Cap 3.080%, Floor 0.000%)
0.000%(c)	08/20/49	2,827	38,105
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)
0.000%(c)	08/20/49	1,729	28,321
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	433	104
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	721	12,557
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	3,293	67,635
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,083	21,453
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	877	21,028
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	2,891	55,151
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	1,914	39,984
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	673	12,036
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	4,032	62,780
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	1,479	25,917
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	1,509	24,020
Series 2022-170, Class SB, IO, 30 Day Average SOFR x (1) + 4.500% (Cap 4.500%, Floor 0.000%)
0.000%(c)	09/20/52	11,607	325,341

A23

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.085%(c)	05/25/29		116	$115,888
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
5.670%(cc)	07/25/35		8	7,886
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
4.892%	10/25/66		210	207,465
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,505	1,324,634
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.194%(c)	01/25/48		120	116,216
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.920%(c)	04/25/34		1,339	1,339,286
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.848%(c)	06/24/71	EUR	249	270,081
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
7.020%(cc)	02/25/34		42	39,718
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)
6.044%(c)	02/25/57		223	226,493
Series 2020-04, Class A1, 144A
1.750%	10/25/60		490	430,172

Total Residential Mortgage-Backed Securities (cost $26,353,617)				25,237,077
Sovereign Bonds — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465	389,728
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		220	214,610
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745	710,311
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	387,134
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	1,510	$1,539,974
3.375%	07/30/25	EUR	1,200	1,285,315
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.000%	05/07/36		907	908,814
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		340	228,437
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		514	441,558
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	800	883,569
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	493	488,825

Total Sovereign Bonds (cost $7,861,666)				7,478,275
U.S. Government Agency Obligations — 10.7%
Federal Home Loan Bank
5.500%	07/15/36		850	932,378
Federal Home Loan Mortgage Corp.
1.500%	10/01/36		5,007	4,335,302
1.500%	11/01/50		1,167	879,010
1.500%	04/01/51		617	466,145
2.000%	01/01/32		299	274,741
2.000%	02/01/36		817	729,728
2.000%	06/01/40		668	565,211
2.000%	10/01/40		1,119	946,780
2.000%	09/01/50		2,635	2,101,484
2.000%	11/01/50		1,105	880,543
2.000%	02/01/51		2,074	1,651,729
2.000%	03/01/51		1,063	842,855
2.000%	04/01/51		66	52,805
2.000%	07/01/51		2,519	2,001,369
2.000%	09/01/51		446	359,211
2.500%	03/01/30		142	133,865
2.500%	01/01/51		1,464	1,211,796
2.500%	03/01/51		583	491,125
2.500%	04/01/51		5,171	4,299,314
2.500%	05/01/51		2,364	1,955,644
2.500%	08/01/51		448	371,736
2.500%	08/01/51		2,498	2,072,148
2.500%	09/01/51		4,148	3,451,365
3.000%	10/01/28		90	86,428
3.000%	06/01/29		201	193,403
3.000%	01/01/37		73	67,111
3.000%	06/01/42		123	110,363
3.000%	10/01/42		300	268,633
3.000%	01/01/43		285	254,428
3.000%	07/01/43		767	685,808
3.000%	09/01/46		1,625	1,432,166
3.000%	12/01/46		4,715	4,151,560

A24

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	11/01/49	1,033	$899,697
3.000%	02/01/50	1,277	1,111,968
3.000%	05/01/50	266	230,728
3.000%	06/01/51	1,570	1,357,212
3.000%	02/01/52	2,306	2,007,384
3.000%	02/01/52	3,548	3,056,029
3.500%	06/01/42	129	118,790
3.500%	01/01/47	213	195,075
3.500%	02/01/47	354	322,958
3.500%	03/01/48	2,518	2,300,712
3.500%	06/01/52	2,145	1,920,732
4.000%	06/01/26	61	59,745
4.000%	09/01/26	20	20,065
4.000%	11/01/37	2,024	1,961,164
4.000%	03/01/38	139	132,956
4.000%	10/01/39	215	203,707
4.000%	09/01/40	282	267,075
4.000%	12/01/40	137	130,381
4.000%	10/01/41	114	108,528
4.000%	01/01/42	41	38,424
4.000%	04/01/52	843	790,948
4.500%	02/01/39	31	29,915
4.500%	09/01/39	46	45,008
4.500%	10/01/39	412	404,588
4.500%	12/01/39	43	42,275
4.500%	07/01/41	48	46,707
4.500%	07/01/41	1,016	997,837
4.500%	08/01/41	66	65,082
4.500%	08/01/41	81	79,479
4.500%	08/01/41	97	93,767
4.500%	10/01/41	93	90,834
4.500%	12/01/47	81	78,542
4.500%	08/01/48	166	160,982
5.000%	05/01/34	10	10,355
5.000%	05/01/34	109	109,789
5.000%	10/01/35	3	2,693
5.000%	07/01/37	153	154,125
5.000%	02/01/38	1,755	1,754,043
5.000%	09/01/38	360	359,604
5.000%	10/01/38	114	114,189
5.000%	01/01/39	771	769,730
5.000%	05/01/39	23	22,757
5.000%	10/01/52	937	915,211
5.500%	12/01/33	24	23,916
5.500%	01/01/34	24	24,613
5.500%	06/01/34	34	34,844
5.500%	07/01/34	76	78,009
5.500%	05/01/37	21	21,120
5.500%	02/01/38	159	162,976
5.500%	05/01/38	17	17,694
5.500%	07/01/38	44	45,026
6.000%	03/01/32	102	104,432
6.000%	12/01/33	20	19,914
6.000%	11/01/36	20	20,700
6.000%	01/01/37	9	9,254
6.000%	05/01/37	8	8,439
6.000%	02/01/38	2	1,607
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	08/01/39	23	$24,174
6.750%	03/15/31	500	572,584
7.000%	05/01/31	2	2,497
7.000%	06/01/31	9	9,800
7.000%	08/01/31	78	80,895
7.000%	10/01/31	5	4,905
Federal National Mortgage Assoc.
1.500%	01/01/36	439	382,456
1.500%	11/01/36	1,538	1,332,080
1.500%	02/01/42	443	360,576
1.500%	11/01/50	3,074	2,321,530
1.500%	12/01/50	3,236	2,438,536
1.500%	01/01/51	965	729,576
1.500%	07/01/51	771	581,436
2.000%	03/01/31	789	731,563
2.000%	08/01/31	291	268,024
2.000%	01/01/32	1,628	1,499,843
2.000%	05/01/36	442	392,579
2.000%	12/01/36	1,473	1,306,971
2.000%	02/01/37	1,895	1,681,121
2.000%	02/01/41	1,413	1,193,139
2.000%	05/01/41(k)	3,151	2,659,387
2.000%	08/01/50	1,075	857,761
2.000%	10/01/50	6,276	4,999,452
2.000%	11/01/50	1,462	1,165,888
2.000%	01/01/51	1,223	973,206
2.000%	02/01/51	58	46,564
2.000%	03/01/51	6,535	5,191,579
2.000%	04/01/51	2,193	1,744,296
2.000%	04/01/51	2,506	1,990,724
2.000%	05/01/51	22,516	17,917,592
2.000%	07/01/51	479	380,692
2.500%	TBA(tt)	4,000	3,305,841
2.500%	07/01/32	692	643,416
2.500%	08/01/32	756	702,562
2.500%	09/01/32	739	686,782
2.500%	01/01/35	4,616	4,243,726
2.500%	07/01/35	2,688	2,499,000
2.500%	10/01/37	534	489,447
2.500%	10/01/43	302	259,046
2.500%	12/01/46	649	554,519
2.500%	03/01/50	623	520,087
2.500%	08/01/50	2,264	1,885,392
2.500%	02/01/51	1,245	1,031,944
2.500%	02/01/51	1,515	1,255,420
2.500%	03/01/51	1,477	1,229,563
2.500%	04/01/51	2,593	2,156,171
2.500%	08/01/51	881	731,119
2.500%	08/01/51	1,342	1,113,922
2.500%	09/01/51	930	771,633
2.500%	12/01/51	3,643	3,047,545
2.500%	02/01/52	441	369,739
2.500%	05/01/52	1,305	1,094,205
3.000%	02/01/27	263	254,996
3.000%	08/01/30	334	318,118
3.000%	05/01/35	2,720	2,538,313
3.000%	07/01/36	1,669	1,557,418

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	11/01/36	536	$492,585
3.000%	12/01/42	479	428,789
3.000%	03/01/43	105	93,546
3.000%	11/01/46	375	330,264
3.000%	01/01/47	560	490,606
3.000%	02/01/47	597	524,916
3.000%	03/01/47	310	270,930
3.000%	06/01/49	13	11,209
3.000%	12/01/49	1,172	1,021,422
3.000%	01/01/50	448	390,489
3.000%	02/01/50	455	395,581
3.000%	02/01/50	2,410	2,098,597
3.000%	03/01/50	245	212,958
3.000%	04/01/51	117	101,632
3.000%	05/01/51	2,080	1,795,272
3.000%	11/01/51	103	89,270
3.000%	12/01/51	4,240	3,690,950
3.000%	03/01/52	878	761,129
3.000%	04/01/52	450	388,037
3.000%	04/01/52	896	782,345
3.000%	04/01/52	1,414	1,218,219
3.500%	07/01/31	238	230,296
3.500%	02/01/33	659	633,187
3.500%	06/01/39	226	210,741
3.500%	01/01/42	1,270	1,170,278
3.500%	05/01/42	669	616,117
3.500%	07/01/42	376	345,552
3.500%	08/01/42	143	131,445
3.500%	08/01/42	347	318,849
3.500%	09/01/42	202	184,939
3.500%	09/01/42	738	677,987
3.500%	11/01/42	100	92,314
3.500%	03/01/43	1,099	1,010,343
3.500%	04/01/43	223	205,631
3.500%	04/01/43	296	272,124
3.500%	01/01/46	564	519,679
3.500%	07/01/46	379	345,960
3.500%	11/01/46	448	408,153
3.500%	09/01/47	242	220,701
3.500%	01/01/48	2,054	1,872,790
3.500%	05/01/48	414	376,526
3.500%	06/01/48	420	383,084
3.500%	07/01/48	245	222,937
3.500%	03/01/49	4,842	4,414,679
3.500%	05/01/49	350	317,485
3.500%	06/01/49	203	185,515
3.500%	02/01/52	2,606	2,342,407
3.500%	03/01/52	880	798,395
3.500%	06/01/52	715	640,569
4.000%	TBA(tt)	5,500	5,093,009
4.000%	10/01/41	837	792,787
4.000%	09/01/44	607	575,392
4.000%	10/01/46	208	195,864
4.000%	02/01/47	108	101,816
4.000%	09/01/47	380	358,559
4.000%	11/01/47	266	252,505
4.000%	11/01/47	538	509,439
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	03/01/49	2,402	$2,258,923
4.000%	04/01/52	439	406,877
4.000%	06/01/52	896	831,538
4.000%	10/01/52	917	850,299
4.500%	TBA	3,000	2,857,956
4.500%	07/01/33	17	17,076
4.500%	08/01/33	19	18,224
4.500%	09/01/33	41	39,482
4.500%	10/01/33	2	2,288
4.500%	10/01/33	17	16,359
4.500%	10/01/33	44	43,278
4.500%	01/01/35	1	560
4.500%	07/01/39	340	333,405
4.500%	08/01/39	458	449,281
4.500%	03/01/41	153	150,353
4.500%	11/01/47	890	861,435
4.500%	01/01/49	130	125,812
5.000%	TBA(tt)	4,500	4,493,089
5.000%	03/01/34	90	90,121
5.000%	06/01/35	32	32,394
5.000%	07/01/35	46	46,042
5.000%	09/01/35	40	40,367
5.000%	11/01/35	46	45,780
5.000%	02/01/36	40	40,462
5.000%	05/01/36	21	20,641
5.000%	04/01/38	584	583,422
5.000%	06/01/49	433	428,436
5.000%	06/01/52	465	454,025
5.000%	09/01/52	452	441,486
5.000%	10/01/52	1,017	992,721
5.000%	02/01/53	3,478	3,395,462
5.500%	TBA(tt)	4,000	3,980,145
5.500%	09/01/33	84	85,237
5.500%	10/01/33	39	39,471
5.500%	12/01/33	21	21,340
5.500%	01/01/34	—(r)	477
5.500%	12/01/34	77	78,339
5.500%	10/01/35	168	169,459
5.500%	03/01/36	41	42,135
5.500%	05/01/36	82	83,078
5.500%	04/01/37	37	37,473
6.000%	04/01/33	2	2,299
6.000%	06/01/33	2	2,543
6.000%	10/01/33	120	122,869
6.000%	11/01/33	2	1,685
6.000%	11/01/33	7	7,313
6.000%	11/01/33	36	37,128
6.000%	01/01/34	165	170,544
6.000%	02/01/34	26	27,112
6.000%	03/01/34	14	14,544
6.000%	07/01/34	86	88,086
6.000%	08/01/34	—(r)	477
6.000%	10/01/34	2	1,796
6.000%	11/01/34	2	2,064
6.000%	11/01/34	6	6,528
6.000%	01/01/35	42	43,530
6.000%	01/01/35	56	56,633

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	02/01/35	31	$31,929
6.000%	02/01/35	95	98,269
6.000%	03/01/35	1	696
6.000%	04/01/35	—(r)	361
6.000%	07/01/36	14	14,540
6.000%	02/01/37	32	32,656
6.000%	05/01/37	11	11,626
6.000%	06/01/37	—(r)	244
6.000%	08/01/37	5	5,607
6.000%	09/01/37	—(r)	190
6.000%	10/01/37	18	18,953
6.000%	05/01/38	26	27,289
6.000%	06/01/38	—(r)	421
6.000%	01/01/53	3,885	3,923,843
6.500%	07/01/32	22	22,941
6.500%	09/01/32	1	1,147
6.500%	09/01/32	22	22,822
6.500%	09/01/32	31	31,944
6.500%	09/01/32	35	35,778
6.500%	04/01/33	36	36,444
6.500%	11/01/33	17	17,212
6.500%	01/01/34	7	7,622
6.500%	09/01/34	30	31,118
6.500%	09/01/36	34	36,073
6.500%	10/01/36	10	10,669
6.500%	01/01/37	33	34,261
6.500%	01/01/37	45	46,626
6.625%	11/15/30	995	1,124,724
7.000%	02/01/32	6	5,987
7.000%	05/01/32	7	7,440
7.000%	06/01/32	8	8,528
7.000%	07/01/32	13	12,986
7.125%	01/15/30(k)	3,195	3,654,774
Government National Mortgage Assoc.
2.000%	TBA(tt)	4,000	3,276,451
2.000%	01/20/51	2,500	2,049,685
2.000%	03/20/51	703	576,048
2.000%	07/20/51	429	351,366
2.000%	10/20/51	623	510,134
2.000%	11/20/51	496	406,305
2.500%	03/20/43	118	102,143
2.500%	12/20/46	212	182,665
2.500%	08/20/50	63	53,902
2.500%	09/20/50	469	400,315
2.500%	10/20/50	2,152	1,837,196
2.500%	11/20/50	1,638	1,397,917
2.500%	02/20/51	1,983	1,691,910
2.500%	03/20/51	1,101	939,095
2.500%	05/20/51	2,061	1,757,438
2.500%	07/20/51	960	818,135
2.500%	08/20/51	3,758	3,203,358
3.000%	12/20/44	79	70,655
3.000%	03/15/45	228	202,763
3.000%	11/20/45	242	217,304
3.000%	03/20/46	492	440,491
3.000%	07/20/46	1,249	1,117,347
3.000%	08/20/46	333	297,659
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	10/20/46	290	$259,447
3.000%	04/20/47	411	367,492
3.000%	12/20/49	139	123,205
3.000%	01/20/50	819	728,486
3.000%	06/20/51	603	531,437
3.000%	10/20/51	1,264	1,114,756
3.000%	11/20/51	443	390,347
3.000%	12/20/51	2,497	2,203,234
3.500%	12/20/42	476	442,542
3.500%	05/20/43	146	135,669
3.500%	04/20/45	418	387,353
3.500%	07/20/46	1,509	1,394,329
3.500%	07/20/48	1,148	1,056,539
3.500%	11/20/48	383	352,276
3.500%	06/20/49	1,422	1,307,554
3.500%	02/20/52	7,010	6,377,298
4.000%	06/15/40	27	26,012
4.000%	05/20/41	24	22,817
4.000%	12/20/42	278	267,102
4.000%	08/20/44	97	93,596
4.000%	11/20/45	187	178,088
4.000%	12/20/45	512	488,042
4.000%	09/20/47	1,378	1,306,368
4.000%	02/20/49	490	464,491
4.000%	01/20/50	194	183,399
4.000%	06/20/52	970	907,069
4.500%	04/15/40	156	153,507
4.500%	01/20/41	183	180,582
4.500%	02/20/41	288	283,518
4.500%	03/20/41	143	140,967
4.500%	06/20/44	215	211,119
4.500%	09/20/46	170	164,629
4.500%	11/20/46	220	216,356
4.500%	03/20/47	120	117,142
4.500%	05/20/48	193	187,465
4.500%	08/20/48	344	334,390
5.000%	10/20/37	48	48,030
5.000%	04/20/45	243	244,473
5.500%	08/15/33	103	104,159
5.500%	08/15/33	134	138,040
5.500%	09/15/33	31	31,645
5.500%	12/15/33	6	6,545
5.500%	03/15/34	89	91,000
5.500%	12/15/34	139	142,381
5.500%	07/15/35	25	26,003
5.500%	04/15/36	19	19,919
6.000%	04/15/33	4	3,857
6.000%	12/15/33	58	58,876
6.000%	01/15/34	14	14,118
6.000%	01/15/34	16	16,771
6.000%	01/15/34	29	29,969
6.000%	06/20/34	48	49,494
6.000%	07/15/34	35	35,842
6.500%	TBA	6,000	6,094,178
6.500%	04/15/24	—(r)	82
6.500%	05/15/24	—(r)	2
6.500%	05/15/24	—(r)	10

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	10/15/24	—(r)	$27
6.500%	11/15/28	2	1,779
6.500%	08/15/31	1	967
6.500%	12/15/31	5	4,873
6.500%	02/15/32	15	15,426
6.500%	06/15/32	9	9,068
6.500%	07/15/32	16	16,162
6.500%	08/15/32	3	2,880
6.500%	08/15/32	3	2,910
6.500%	08/15/32	6	5,926
6.500%	08/15/32	15	15,222
6.500%	08/15/32	87	89,662
6.500%	08/15/34	17	17,878
6.500%	06/15/35	14	14,577
6.500%	09/15/36	15	15,438
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200	162,286
7.125%	05/01/30	435	498,556

Total U.S. Government Agency Obligations (cost $299,483,226)			279,962,223
U.S. Treasury Obligations — 1.3%
U.S. Treasury Bonds
2.250%	05/15/41	9,870	7,294,547
2.375%	02/15/42	5,965	4,438,333
3.000%	02/15/49	7,180	5,598,156
3.375%	11/15/48(h)	12,770	10,672,927
4.750%	11/15/53	1,105	1,180,278
U.S. Treasury Notes
4.000%	02/15/34	145	142,644
4.250%	02/28/31	75	75,152
U.S. Treasury Strips Coupon
1.760%(s)	08/15/40	830	391,818
2.394%(s)	11/15/43	1,910	767,880
3.008%(s)	11/15/41	7,875	3,480,688
4.608%(s)	11/15/48	160	51,918
4.924%(s)	02/15/49	465	149,963
5.331%(s)	02/15/40	755	367,502
5.356%(s)	05/15/40	315	151,102

Total U.S. Treasury Obligations (cost $38,846,262)			34,762,908

Total Long-Term Investments (cost $1,340,549,700)			2,343,451,851

	Shares
Short-Term Investments — 12.8%
Affiliated Mutual Funds — 12.8%
PGIM Core Ultra Short Bond Fund(wb)	279,851,110	279,851,110
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $55,375,931; includes $55,138,507 of cash collateral for securities on loan)(b)(wb)	55,478,732	55,450,993

Total Affiliated Mutual Funds (cost $335,227,041)		335,302,103

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
5.270%	06/20/24	820	$810,494
(cost $810,537)

Total Short-Term Investments (cost $336,037,578)			336,112,597

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—102.3% (cost $1,676,587,278)			2,679,564,448

Option Written*~ — (0.0)%
(premiums received $0)	(6)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—102.3% (cost $1,676,587,278)	2,679,564,442

Liabilities in excess of other assets(z) — (2.3)%	(61,418,979)

Net Assets — 100.0%	$2,618,145,463

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only

A28

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $787,543 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,198,993; cash collateral of $55,138,507 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $22,000,000 is 0.8% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	04/11/24	$(3,000)		$(2,372,964)
Federal National Mortgage Assoc.	3.000%	TBA	04/11/24	(3,500)		(3,010,739)
Federal National Mortgage Assoc.	3.500%	TBA	04/11/24	(4,000)		(3,579,510)
Federal National Mortgage Assoc.	5.000%	TBA	05/13/24	(500)		(487,988)
Federal National Mortgage Assoc.	6.000%	TBA	05/13/24	(2,000)		(2,017,817)
Government National Mortgage Assoc.	3.000%	TBA	04/18/24	(4,500)		(3,967,981)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $15,438,809)						$(15,436,999)
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	9,100	$(6)
(premiums received $0)
A29

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
238	2 Year U.S. Treasury Notes	Jun. 2024	$48,667,281	$(66,173)
474	5 Year U.S. Treasury Notes	Jun. 2024	50,725,409	51,278
140	10 Year U.S. Treasury Notes	Jun. 2024	15,511,563	(3,783)
142	10 Year U.S. Ultra Treasury Notes	Jun. 2024	16,274,532	141,875
43	20 Year U.S. Treasury Bonds	Jun. 2024	5,178,813	54,341
70	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	9,030,000	174,824
3	Mini MSCI EAFE Index	Jun. 2024	353,565	4,614
54	S&P 500 E-Mini Index	Jun. 2024	14,332,950	302,016
				658,992
Short Position:
17	5 Year Euro-Bobl	Jun. 2024	2,168,758	(13,861)
				$645,131
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/03/24	BNP	GBP	3,400	$4,297,597	$4,291,450	$—	$(6,147)
Euro,
Expiring 04/02/24	SSB	EUR	27,843	30,123,836	30,044,761	—	(79,075)
				$34,421,433	$34,336,211	—	(85,222)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/24	BNP	GBP	3,400	$4,298,279	$4,292,113	$6,166	$—
Euro,
Expiring 04/02/24	BNYM	EUR	27,843	30,201,381	30,044,761	156,620	—
Expiring 05/02/24	SSB	EUR	27,843	30,160,144	30,079,904	80,240	—
				$64,659,804	$64,416,778	243,026	—
						$243,026	$(85,222)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	04/14/24	0.500%(M)	5,829	*	$3,879	$(38)	$3,917	GSI

A30

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	$(28,744)	$74,015	$(102,759)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	(28,744)	72,196	(100,940)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	(28,743)	81,214	(109,957)	BARC
				$(86,231)	$227,425	$(313,656)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	1,678	3.116%	$88,468	$126,336	$37,868
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	6,870	3.289%	479,260	506,653	27,393
					$567,728	$632,989	$65,261
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A31

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest rate swap agreements outstanding at March 31, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
24,975	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	$—	$(7,626)	$(7,626)
3,816	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(5,802)	(5,802)
4,664	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	—	537	537
10,650	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(949)	(949)
12,880	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	51,859	51,859
1,410	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	261	(5,375)	(5,636)
				$261	$32,644	$32,383

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.790%	JPM	09/20/24	(5,253)	$(64,718)	$—	$(64,718)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	07/18/24	6,655	(69,577)	—	(69,577)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	07/23/24	11,085	(214,526)	—	(214,526)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	GSI	07/24/24	12,240	(113,914)	—	(113,914)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	07/29/24	10,220	(68,239)	—	(68,239)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	GSI	07/29/24	15,800	(193,579)	—	(193,579)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.550%	BOA	08/12/24	19,230	47,645	—	47,645
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/23/24	13,010	232,194	—	232,194
					$(444,714)	$—	$(444,714)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A32